Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000176936 | FR_TSR_Top10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000176936 | FR_TSR_TOP10_SILVER
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000176936 | FR_TSR_Top10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000176936 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000176936 | FR_TSR_TOP10_SOYBEAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000176936 | FR_TSR_TOP10_BRENT
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000176936 | FR_TSR_TOP10_CORN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176936 | FR_TSR_TOP10_WTI
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176936 | FR_TSR_TOP10_PRIALUM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176936 | FR_TSR_TOP10_LIVE CATTLE FUTURE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176936 | SectorPrecious Metals
Holdings [Line Items]
Percent of Total Investments	29.30%
C000176936 | SectorAgriculture
Holdings [Line Items]
Percent of Total Investments	26.60%
C000176936 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	22.80%
C000176936 | SectorIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	15.90%
C000176936 | SectorLivestock
Holdings [Line Items]
Percent of Total Investments	5.40%
C000176935 | FR_TSR_Top10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000176935 | FR_TSR_TOP10_SILVER
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000176935 | FR_TSR_Top10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000176935 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000176935 | FR_TSR_TOP10_SOYBEAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000176935 | FR_TSR_TOP10_BRENT
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000176935 | FR_TSR_TOP10_CORN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176935 | FR_TSR_TOP10_WTI
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176935 | FR_TSR_TOP10_PRIALUM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176935 | FR_TSR_TOP10_LIVE CATTLE FUTURE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000176935 | SectorPrecious Metals
Holdings [Line Items]
Percent of Total Investments	29.30%
C000176935 | SectorAgriculture
Holdings [Line Items]
Percent of Total Investments	26.70%
C000176935 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	22.80%
C000176935 | SectorIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	15.90%
C000176935 | SectorLivestock
Holdings [Line Items]
Percent of Total Investments	5.30%